Right of Use Assets and Operating Lease Liabilities - Schedule of ROU Assets and Lease Liabilities Expenses (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Assets
Right of use assets	$ 122,800
Liabilities
Operating lease liabilities-current	40,775
Operating lease liabilities-non-current	$ 63,965
Weighted average remaining lease term (in years)	2 years 11 months 26 days
Weighted average discount rate (%)	3.35%
Operating lease expense
Amortization of right of use assets	$ 3,419
Interest of lease liabilities	343
Total	$ 3,762